Annual Fund Operating Expenses	0 Months Ended
	Jul. 01, 2013
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class A
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.59%
Acquired Fund Fees and Expenses	0.25%
Total Annual Fund Operating Expenses	1.08%
Fee Waiver	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver	0.81%	[1]
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class B
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.59%
Acquired Fund Fees and Expenses	0.25%
Total Annual Fund Operating Expenses	1.83%
Fee Waiver	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver	1.56%	[1]
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class C
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.59%
Acquired Fund Fees and Expenses	0.25%
Total Annual Fund Operating Expenses	1.83%
Fee Waiver	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver	1.56%	[1]
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class A
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.08%
Fee Waiver	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	0.83%	[1]
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class B
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.83%
Fee Waiver	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	1.58%	[1]
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class C
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.83%
Fee Waiver	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	1.58%	[1]
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Class A
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.08%
Fee Waiver	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver	0.84%	[1]
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class A
Operating Expenses:
Management Fees	0.22%
Distribution (12b-1) Fees	none
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.06%
Fee Waiver	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	0.86%	[1]
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class B
Operating Expenses:
Management Fees	0.22%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.81%
Fee Waiver	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	1.61%	[1]
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class C
Operating Expenses:
Management Fees	0.22%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.81%
Fee Waiver	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	1.61%	[1]
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Class A
Operating Expenses:
Management Fees	0.23%
Distribution (12b-1) Fees	none
Other Expenses	0.57%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.06%
Fee Waiver	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	0.86%	[1]
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class A
Operating Expenses:
Management Fees	0.22%
Distribution (12b-1) Fees	none
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.07%
Fee Waiver	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	0.87%	[1]
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class B
Operating Expenses:
Management Fees	0.22%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.82%
Fee Waiver	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	1.62%	[1]
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class C
Operating Expenses:
Management Fees	0.22%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.82%
Fee Waiver	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	1.62%	[1]
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Class A
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.09%
Fee Waiver	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver	0.88%	[1]
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class A
Operating Expenses:
Management Fees	0.23%
Distribution (12b-1) Fees	none
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.08%
Fee Waiver	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	0.88%	[1]
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class B
Operating Expenses:
Management Fees	0.23%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.83%
Fee Waiver	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	1.63%	[1]
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class C
Operating Expenses:
Management Fees	0.23%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.83%
Fee Waiver	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	1.63%	[1]
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Class A
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.12%
Fee Waiver	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver	0.88%	[1]
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Class A
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.59%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.10%
Fee Waiver	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver	0.88%	[1]
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Class C
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.59%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.85%
Fee Waiver	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver	1.63%	[1]
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Class A
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	1.08%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.60%
Fee Waiver	(0.72%)
Total Annual Fund Operating Expenses After Fee Waiver	0.88%	[1]
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Administrator Class
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Acquired Fund Fees and Expenses	0.25%
Total Annual Fund Operating Expenses	0.92%
Fee Waiver	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver	0.65%	[1]
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Administrator Class
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	0.92%
Fee Waiver	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	0.67%	[1]
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Administrator Class
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	0.92%
Fee Waiver	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver	0.68%	[1]
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Administrator Class
Operating Expenses:
Management Fees	0.22%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	0.90%
Fee Waiver	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	0.70%	[1]
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Administrator Class
Operating Expenses:
Management Fees	0.23%
Distribution (12b-1) Fees	none
Other Expenses	0.41%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	0.90%
Fee Waiver	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	0.70%	[1]
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Administrator Class
Operating Expenses:
Management Fees	0.22%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.91%
Fee Waiver	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	0.71%	[1]
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Administrator Class
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.93%
Fee Waiver	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver	0.72%	[1]
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Administrator Class
Operating Expenses:
Management Fees	0.23%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.92%
Fee Waiver	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	0.72%	[1]
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Administrator Class
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.96%
Fee Waiver	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver	0.72%	[1]
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Administrator Class
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.94%
Fee Waiver	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver	0.72%	[1]
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Administrator Class
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.92%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.44%
Fee Waiver	(0.72%)
Total Annual Fund Operating Expenses After Fee Waiver	0.72%	[1]
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Investor Class
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.65%
Acquired Fund Fees and Expenses	0.25%
Total Annual Fund Operating Expenses	1.14%
Fee Waiver	(0.28%)
Total Annual Fund Operating Expenses After Fee Waiver	0.86%	[1]
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Investor Class
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.64%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.14%
Fee Waiver	(0.26%)
Total Annual Fund Operating Expenses After Fee Waiver	0.88%	[1]
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Investor Class
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.64%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.14%
Fee Waiver	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	0.89%	[1]
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Investor Class
Operating Expenses:
Management Fees	0.22%
Distribution (12b-1) Fees	none
Other Expenses	0.64%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.12%
Fee Waiver	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver	0.91%	[1]
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Investor Class
Operating Expenses:
Management Fees	0.23%
Distribution (12b-1) Fees	none
Other Expenses	0.63%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.12%
Fee Waiver	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver	0.91%	[1]
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Investor Class
Operating Expenses:
Management Fees	0.22%
Distribution (12b-1) Fees	none
Other Expenses	0.64%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.13%
Fee Waiver	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver	0.92%	[1]
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Investor Class
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.64%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.15%
Fee Waiver	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver	0.93%	[1]
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Investor Class
Operating Expenses:
Management Fees	0.23%
Distribution (12b-1) Fees	none
Other Expenses	0.64%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.14%
Fee Waiver	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver	0.93%	[1]
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Investor Class
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.66%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.18%
Fee Waiver	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	0.93%	[1]
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Investor Class
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.65%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.16%
Fee Waiver	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver	0.93%	[1]
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Investor Class
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	1.14%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.66%
Fee Waiver	(0.73%)
Total Annual Fund Operating Expenses After Fee Waiver	0.93%	[1]
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class R4
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.26%
Acquired Fund Fees and Expenses	0.25%
Total Annual Fund Operating Expenses	0.75%
Fee Waiver	(0.30%)
Total Annual Fund Operating Expenses After Fee Waiver	0.45%	[1]
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class R4
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	0.75%
Fee Waiver	(0.28%)
Total Annual Fund Operating Expenses After Fee Waiver	0.47%	[1]
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Class R4
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	0.75%
Fee Waiver	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver	0.48%	[1]
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class R4
Operating Expenses:
Management Fees	0.22%
Distribution (12b-1) Fees	none
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	0.73%
Fee Waiver	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver	0.50%	[1]
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Class R4
Operating Expenses:
Management Fees	0.23%
Distribution (12b-1) Fees	none
Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	0.73%
Fee Waiver	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver	0.50%	[1]
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class R4
Operating Expenses:
Management Fees	0.22%
Distribution (12b-1) Fees	none
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.74%
Fee Waiver	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver	0.51%	[1]
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Class R4
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.76%
Fee Waiver	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver	0.52%	[1]
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class R4
Operating Expenses:
Management Fees	0.23%
Distribution (12b-1) Fees	none
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.75%
Fee Waiver	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver	0.52%	[1]
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Class R4
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.27%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.79%
Fee Waiver	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver	0.52%	[1]
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Class R4
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.26%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.77%
Fee Waiver	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	0.52%	[1]
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Class R4
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.75%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.27%
Fee Waiver	(0.75%)
Total Annual Fund Operating Expenses After Fee Waiver	0.52%	[1]

[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.